(Loss) earnings per share (“EPS”) (Tables)	12 Months Ended
Mar. 31, 2026
(Loss) Earnings Per Share
Schedule of Basic and Diluted Earnings Per Share

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	For the years ended March 31,
	2026	2025	2024
Basic (loss) earnings per share computation:
Numerator:
Net (loss) income available to ordinary shareholders	$(1,152,103)	$1,780,026	$1,083,700
Denominator:
Weighted average ordinary shares outstanding – basic	11,398,479	10,417,000	10,044,434
Basic (loss) earnings per share	(0.10)	0.17	0.11

Diluted (loss) earnings per share computation:
Numerator:
Net (loss) income available to ordinary and preferred shareholders	$(1,152,103)	$1,780,026	$1,083,700
Denominator:
Weighted average ordinary shares outstanding – basic	11,398,479	10,417,000	10,044,434
Convertible preferred shares - dilutive	- *	1,000,000	1,000,000
Weighted average ordinary shares outstanding – diluted	11,398,479	11,417,000	11,044,434
Diluted (loss) earnings per share	(0.10)	0.16	0.1

*	For the year ended March 31, 2026, the Company had 1,000,000 preferred shares being convertible to ordinary shares which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the year presented, as their effects would have been anti-dilutive.